UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2011



[LOGO OF USAA]
    USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA SHORT-TERM BOND FUND
APRIL 30, 2011

                                                                      (Form N-Q)

48482-0611                                   (C)2011, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA SHORT-TERM BOND FUND
April 30, 2011 (unaudited)

PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                         RATE         MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
            CORPORATE OBLIGATIONS (27.2%)

            CONSUMER DISCRETIONARY (0.7%)
            -----------------------------
            AUTOMOTIVE RETAIL (0.1%)
$   1,000   AutoZone, Inc.                                  5.88%        10/15/2012           $    1,066
                                                                                              ----------
            CABLE & SATELLITE (0.3%)
    5,000   NBC Universal (a)                               3.65          4/30/2015                5,183
    1,000   Time Warner Cable, Inc.                         8.25          2/14/2014                1,170
                                                                                              ----------
                                                                                                   6,353
                                                                                              ----------
            HOUSEWARES & SPECIALTIES (0.2%)
    5,000   Fortune Brands, Inc.                            3.00          6/01/2012                5,087
                                                                                              ----------
            LEISURE PRODUCTS (0.1%)
    3,000   Mattel, Inc.                                    5.63          3/15/2013                3,214
                                                                                              ----------
            Total Consumer Discretionary                                                          15,720
                                                                                              ----------
            CONSUMER STAPLES (1.4%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.3%)
    3,000   Cargill, Inc. (a)                               5.20          1/22/2013                3,207
    3,000   Corn Products International, Inc.               3.20         11/01/2015                3,037
                                                                                              ----------
                                                                                                   6,244
                                                                                              ----------
            DRUG RETAIL (0.1%)
    2,000   Walgreen Co.                                    4.88          8/01/2013                2,173
                                                                                              ----------
            PACKAGED FOODS & MEAT (0.6%)
    2,000   ConAgra Foods, Inc.                             5.88          4/15/2014                2,205
    3,000   Kraft Foods, Inc.                               2.63          5/08/2013                3,090
    1,000   Kraft Foods, Inc.                               5.25         10/01/2013                1,090
    1,000   Kraft Foods, Inc.                               6.75          2/19/2014                1,135
    5,000   Wrigley William Jr. Co. (a)                     2.45          6/28/2012                5,018
                                                                                              ----------
                                                                                                  12,538
                                                                                              ----------
            SOFT DRINKS (0.4%)
    1,000   Bottling Group, LLC                             6.95          3/15/2014                1,160
    2,000   Coca Cola Enterprises, Inc.                     3.75          3/01/2012                2,054
    1,000   Coca Cola Enterprises, Inc.                     7.38          3/03/2014                1,164
    3,000   Dr Pepper Snapple Group, Inc.                   1.70         12/21/2011                3,023
    2,000   PepsiAmericas, Inc.                             4.38          2/15/2014                2,165
                                                                                              ----------
                                                                                                   9,566
                                                                                              ----------
            Total Consumer Staples                                                                30,521
                                                                                              ----------
            ENERGY (4.1%)
            -------------
            INTEGRATED OIL & GAS (0.4%)
    4,000   Chevron Corp.                                   3.45          3/03/2012                4,103
    1,000   Hess Corp.                                      7.00          2/15/2014                1,138
    1,425   Louisiana Land and Exploration Co.              7.63          4/15/2013                1,578
    2,800   Murphy Oil Corp.                                6.38          5/01/2012                2,934
                                                                                              ----------
                                                                                                   9,753
                                                                                              ----------

================================================================================

1 |  USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                         RATE         MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
            OIL & GAS DRILLING (0.2%)
$   5,000   Noble Holding International Ltd.                3.45%         8/01/2015           $    5,164
                                                                                              ----------
            OIL & GAS EQUIPMENT & SERVICES (0.1%)
    1,000   Baker Hughes, Inc.                              6.50         11/15/2013                1,129
                                                                                              ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.4%)
    3,000   Apache Corp.                                    5.25          4/15/2013                3,242
    3,000   Apache Finance Canada Corp.                     4.38          5/15/2015                3,234
    2,000   Devon Energy Corp.                              5.63          1/15/2014                2,221
                                                                                              ----------
                                                                                                   8,697
                                                                                              ----------
            OIL & GAS REFINING & MARKETING (0.1%)
    2,000   Valero Energy Corp.                             6.88          4/15/2012                2,106
                                                                                              ----------
            OIL & GAS STORAGE & TRANSPORTATION (2.9%)
    3,000   Buckeye Partners                                5.30         10/15/2014                3,306
    1,000   DCP Midstream, LLC (a)                          9.70         12/01/2013                1,178
    5,000   El Paso Pipeline Partners Operating Co., LLC    4.10         11/15/2015                5,185
    2,000   Enbridge Energy Partners, LP                    9.88          3/01/2019                2,646
    1,000   Energy Transfer Partners, LP                    6.00          7/01/2013                1,089
    1,000   Energy Transfer Partners, LP                    9.70          3/15/2019                1,312
    3,000   Enterprise Products Operating, LP               4.60          8/01/2012                3,124
    1,105   Enterprise Products Operating, LP               6.13          2/01/2013                1,185
    1,000   Enterprise Products Operating, LP               5.90          4/15/2013                1,084
    2,000   Enterprise Products Operating, LP               3.70          6/01/2015                2,079
    1,840   Kern River Funding Corp. (a)                    6.68          7/31/2016                2,082
    2,000   Kinder Morgan, Inc.                             6.50          9/01/2012                2,130
    6,000   NGPL PipeCo, LLC (a)                            6.51         12/15/2012                6,335
    1,000   ONEOK Partners, LP                              5.90          4/01/2012                1,046
    4,000   Plains All American Pipeline, LP                3.95          9/15/2015                4,167
    5,000   Rockies Express Pipeline, LLC (a)               3.90          4/15/2015                5,011
    3,757   Sonat, Inc.                                     7.63          7/15/2011                3,816
    5,000   Spectra Energy Capital, LLC                     5.90          9/15/2013                5,466
    2,000   Sunoco Logistics Partners Operations, LP        8.75          2/15/2014                2,277
    2,000   Valero Logistics                                6.88          7/15/2012                2,112
    4,845   Williams Partners, LP                           3.80          2/15/2015                5,078
                                                                                              ----------
                                                                                                  61,708
                                                                                              ----------
            Total Energy                                                                          88,557
                                                                                              ----------
            FINANCIALS (9.3%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
    2,000   State Street Corp.                              2.15          4/30/2012                2,037
                                                                                              ----------
            CONSUMER FINANCE (0.6%)
    2,000   American Express Credit Corp.                   5.88          5/02/2013                2,167
    5,000   American Honda Finance Corp. (a)                0.68 (b)     11/07/2012                4,991
    1,000   American Honda Finance Corp. (a)                6.70         10/01/2013                1,118
    5,000   American Honda Finance Corp. (a)                3.50          3/16/2015                5,209
                                                                                              ----------
                                                                                                  13,485
                                                                                              ----------
            DIVERSIFIED BANKS (0.6%)
    4,000   Canadian Imperial Bank (a)                      2.60          7/02/2015                4,073
    5,000   Wells Fargo & Co.                               3.63          4/15/2015                5,248
    2,000   Wells Fargo Capital XV                          9.75                  -(c)             2,212
                                                                                              ----------
                                                                                                  11,533
                                                                                              ----------
            DIVERSIFIED CAPITAL MARKETS (0.1%)
    1,000   UBS AG                                          2.25          8/12/2013                1,017
                                                                                              ----------
            LIFE & HEALTH INSURANCE (1.9%)
    1,000   Blue Cross Blue Shield, Inc.                    8.25         11/15/2011                1,028
    2,000   Jackson National Life Global Funding (a)        5.38          5/08/2013                2,159
    3,000   MetLife Global Funding I (a)                    0.68 (b)      7/13/2011                3,003
    2,000   MetLife Global Funding I (a)                    5.75          7/25/2011                2,023

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                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                         RATE         MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
$   5,000   MetLife Global Funding I (a)                    2.88%         9/17/2012           $    5,110
    1,000   MetLife Global Funding I (a)                    5.13          4/10/2013                1,071
    1,000   MetLife Global Funding I (a)                    5.13          6/10/2014                1,094
    5,000   New York Life Global Funding (a)                1.85         12/13/2013                5,054
    5,000   New York Life Global Funding (a)                3.00          5/04/2015                5,113
    3,000   Pricoa Global Funding I (a)                     5.45          6/11/2014                3,278
    1,500   Principal Life Global Funding I                 6.25          2/15/2012                1,565
    4,000   Principal Life Income Fundings Trust            5.15          6/17/2011                4,024
    2,000   Principal Life Income Fundings Trust            5.15          9/30/2011                2,030
    2,000   Principal Life Income Fundings Trust            5.30         12/14/2012                2,126
    2,000   Prudential Financial, Inc.                      5.15          1/15/2013                2,118
                                                                                              ----------
                                                                                                  40,796
                                                                                              ----------
            MULTI-LINE INSURANCE (0.6%)
    2,000   AIG Sunamerica Global Financing (a)             6.30          5/10/2011                2,004
    1,000   Assurant, Inc.                                  5.63          2/15/2014                1,069
    2,000   Genworth Life Institutional Funding Trust (a)   5.88          5/03/2013                2,127
    2,000   Hartford Financial Services Group, Inc.         4.75          3/01/2014                2,117
    4,000   Hartford Life Global Funding Trust              0.38 (b)      1/17/2012                3,993
    2,000   International Lease Finance Corp. (a)           6.50          9/01/2014                2,130
                                                                                              ----------
                                                                                                  13,440
                                                                                              ----------
            MULTI-SECTOR HOLDINGS (0.3%)
    1,000   Leucadia National Corp.                         7.00          8/15/2013                1,088
    5,500   Leucadia National Corp.                         8.13          9/15/2015                6,132
                                                                                              ----------
                                                                                                   7,220
                                                                                              ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.7%)
    2,000   Citigroup, Inc.                                 5.30         10/17/2012                2,113
    3,000   Citigroup, Inc.                                 2.31 (b)      8/13/2013                3,087
    5,000   General Electric Capital Corp.                  1.88          9/16/2013                5,036
    5,000   JP Morgan Chase & Co.                           0.96 (b)      2/26/2013                5,035
                                                                                              ----------
                                                                                                  15,271
                                                                                              ----------
            PROPERTY & CASUALTY INSURANCE (0.3%)
    2,000   Allstate Life Global Funding Trust              5.38          4/30/2013                2,165
    2,275   OneBeacon U.S. Holdings, Inc.                   5.88          5/15/2013                2,381
    1,500   RLI Corp.                                       5.95          1/15/2014                1,571
                                                                                              ----------
                                                                                                   6,117
                                                                                              ----------
            REGIONAL BANKS (0.8%)
    2,000   BB&T Corp.                                      3.38          9/25/2013                2,094
    5,000   BB&T Corp.                                      0.97 (b)      4/28/2014                5,010
    2,000   BB&T Corp.                                      3.95          4/29/2016                2,092
    2,000   Chittenden Corp.                                5.80          2/14/2017                2,004
    2,000   Cullen/Frost Bankers, Inc.                      5.75          2/15/2017                1,969
    1,000   First Tennessee Bank, N.A.                      4.63          5/15/2013                1,039
    2,000   Susquehanna Bancshares, Inc.                    2.12 (b)      5/01/2014                1,802
                                                                                              ----------
                                                                                                  16,010
                                                                                              ----------
            REITs - INDUSTRIAL (0.2%)
    2,000   AMB Property, LP                                6.30          6/01/2013                2,158
    2,000   ProLogis                                        2.25          4/01/2037                2,010
                                                                                              ----------
                                                                                                   4,168
                                                                                              ----------
            REITs - OFFICE (0.6%)
    2,000   BioMed Realty, LP                               3.85          4/15/2016                2,022
    1,216   Boston Properties, LP                           6.25          1/15/2013                1,315
    2,000   Duke Realty, LP                                 5.63          8/15/2011                2,023
    4,500   HRPT Properties Trust                           6.50          1/15/2013                4,699
    3,000   Mack-Cali Realty, LP                            5.13          1/15/2015                3,235
                                                                                              ----------
                                                                                                  13,294
                                                                                              ----------
            REITs - RESIDENTIAL (0.7%)
      878   AvalonBay Communities, Inc.                     6.63          9/15/2011                  896

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3 |  USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                         RATE         MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
$   2,000   AvalonBay Communities, Inc.                     5.50%         1/15/2012           $    2,063
    5,000   Camden Property Trust                           5.88         11/30/2012                5,306
    1,000   ERP Operating, LP                               6.63          3/15/2012                1,049
    2,000   ERP Operating, LP                               5.50         10/01/2012                2,116
    3,000   United Dominion Realty Trust                    5.25          1/15/2015                3,187
                                                                                              ----------
                                                                                                  14,617
                                                                                              ----------
            REITs - RETAIL (0.9%)
    2,000   Equity One, Inc.                                6.25         12/15/2014                2,172
    2,000   Federal Realty Investment Trust                 6.00          7/15/2012                2,105
    1,000   Kimco Realty Corp.                              6.00         11/30/2012                1,065
    2,000   Realty Income Corp.                             5.38          3/15/2013                2,091
    1,000   Regency Centers, LP                             6.75          1/15/2012                1,038
    1,625   Regency Centers, LP                             4.95          4/15/2014                1,722
    2,000   Simon Property Group, LP                        5.60          9/01/2011                2,004
    3,000   Simon Property Group, LP                        5.30          5/30/2013                3,238
    3,500   Weingarten Realty Investors                     5.26          5/15/2012                3,582
                                                                                              ----------
                                                                                                  19,017
                                                                                              ----------
            REITs - SPECIALIZED (0.9%)
    1,000   Health Care Property Investors, Inc.            5.95          9/15/2011                1,018
    1,000   Health Care Property Investors, Inc.            5.63          2/28/2013                1,067
    5,000   Health Care Reit, Inc.                          3.63          3/15/2016                5,014
    4,128   Hospitality Properties Trust                    5.13          2/15/2015                4,341
    2,950   Nationwide Health Properties, Inc.              6.90         10/01/2037                3,040
    5,000   Ventas Realty, LP                               3.13         11/30/2015                4,953
                                                                                              ----------
                                                                                                  19,433
                                                                                              ----------
            Total Financials                                                                     197,455
                                                                                              ----------
            GOVERNMENT (0.5%)
            -----------------
            U.S. GOVERNMENT (0.5%)(D)
    5,000   U.S. Central Federal Credit Union               1.25         10/19/2011                5,027
    5,000   U.S. Central Federal Credit Union               1.90         10/19/2012                5,104
                                                                                              ----------
                                                                                                  10,131
                                                                                              ----------
            Total Government                                                                      10,131
                                                                                              ----------
            HEALTH CARE (1.4%)
            ------------------
            HEALTH CARE FACILITIES (0.3%)
    3,000   HCA, Inc. (e)                                   2.56         11/17/2013                3,002
    3,000   HCA, Inc.                                       9.25         11/15/2016                3,225
                                                                                              ----------
                                                                                                   6,227
                                                                                              ----------
            PHARMACEUTICALS (1.1%)
    2,000   Abbott Laboratories                             5.15         11/30/2012                2,142
    3,000   Eli Lilly & Co.                                 3.55          3/06/2012                3,080
    1,000   Merck & Co., Inc.                               1.88          6/30/2011                1,003
    2,290   Mylan, Inc. (e)                                 3.56         10/02/2014                2,305
    5,000   Novartis Capital Corp.                          2.90          4/24/2015                5,173
    9,400   Pfizer, Inc. (f)                                4.45          3/15/2012                9,726
                                                                                              ----------
                                                                                                  23,429
                                                                                              ----------
            Total Health Care                                                                     29,656
                                                                                              ----------
            INDUSTRIALS (1.8%)
            ------------------
            AEROSPACE & DEFENSE (0.3%)
    2,000   General Dynamics Corp.                          1.80          7/15/2011                2,008
    2,500   L 3 Communications Corp.                        6.38         10/15/2015                2,594
      998   TransDigm, Inc. (e)                             4.00          2/03/2017                1,008
                                                                                              ----------
                                                                                                   5,610
                                                                                              ----------
            AIR FREIGHT & LOGISTICS (0.3%)
    1,219   Federal Express Corp.                           7.50          1/15/2018                1,280

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                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                         RATE         MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
$   2,000   FedEx Corp.                                     7.38%         1/15/2014           $    2,279
    2,000   United Parcel Service                           3.88          4/01/2014                2,160
                                                                                              ----------
                                                                                                   5,719
                                                                                              ----------
            AIRLINES (0.2%)
      245   Continental Airlines, Inc. Pass-Through Trust   7.03          6/15/2011                  245
    2,000   Southwest Airlines Co.                          6.50          3/01/2012                2,087
    2,769   United Air Lines, Inc.                          9.75          1/15/2017                3,142
                                                                                              ----------
                                                                                                   5,474
                                                                                              ----------
            CONSTRUCTION & FARM MACHINERY & HEAVY
               TRUCKS (0.7%)
    1,000   Caterpillar Financial Services Corp.            4.85         12/07/2012                1,066
    3,250   Caterpillar Financial Services Corp.            4.90          8/15/2013                3,516
    3,000   John Deere Capital Corp.                        5.25         10/01/2012                3,188
    3,000   John Deere Capital Corp.                        1.88          6/17/2013                3,056
    3,000   Paccar, Inc.                                    6.88          2/15/2014                3,435
                                                                                              ----------
                                                                                                  14,261
                                                                                              ----------
            INDUSTRIAL CONGLOMERATES (0.1%)
    1,000   Tyco International Finance                      8.50          1/15/2019                1,279
                                                                                              ----------
            RAILROADS (0.1%)
    2,000   Union Pacific Corp.                             5.13          2/15/2014                2,192
                                                                                              ----------
            SECURITY & ALARM SERVICES (0.1%)
    3,000   Corrections Corp. of America                    6.25          3/15/2013                3,007
                                                                                              ----------
            Total Industrials                                                                     37,542
                                                                                              ----------
            INFORMATION TECHNOLOGY (0.6%)
            -----------------------------
            DATA PROCESSING & OUTSOURCED SERVICES (0.3%)
    1,000   Computer Sciences Corp.                         5.50          3/15/2013                1,070
    4,520   Fiserv, Inc.                                    6.13         11/20/2012                4,851
                                                                                              ----------
                                                                                                   5,921
                                                                                              ----------
            ELECTRONIC COMPONENTS (0.1%)
    2,000   Amphenol Corp.                                  4.75         11/15/2014                2,171
                                                                                              ----------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
    2,000   Agilent Technologies, Inc.                      4.45          9/14/2012                2,080
                                                                                              ----------
            OFFICE ELECTRONICS (0.1%)
    2,996   Xerox Corp.                                     5.50          5/15/2012                3,140
                                                                                              ----------
            Total Information Technology                                                          13,312
                                                                                              ----------
            MATERIALS (1.1%)
            ----------------
            CONSTRUCTION MATERIALS (0.1%)
    1,550   Lafarge North America, Inc.                     6.88          7/15/2013                1,671
                                                                                              ----------
            DIVERSIFIED CHEMICALS (0.3%)
    2,000   Dow Chemical Co.                                4.85          8/15/2012                2,094
    3,000   Dow Chemical Co.                                5.90          2/15/2015                3,376
      333   E. I. du Pont de Nemours and Co.                5.00          1/15/2013                  356
    1,000   E. I. du Pont de Nemours and Co.                5.00          7/15/2013                1,085
                                                                                              ----------
                                                                                                   6,911
                                                                                              ----------
            GOLD (0.1%)
    2,000   Barrick Gold Finance Co., LLC                   6.13          9/15/2013                2,223
                                                                                              ----------
            INDUSTRIAL GASES (0.3%)
    6,000   Praxair, Inc.                                   2.13          6/14/2013                6,176
                                                                                              ----------
            METAL & GLASS CONTAINERS (0.1%)
    1,000   Owens Brockway Glass Container, Inc.            6.75         12/01/2014                1,026
                                                                                              ----------

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5 |  USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                         RATE         MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
            PAPER PRODUCTS (0.2%)
$   5,000   Georgia-Pacific Corp. (e),(g)                   2.00%        12/23/2012           $    5,007
                                                                                              ----------
            Total Materials                                                                       23,014
                                                                                              ----------

            TELECOMMUNICATION SERVICES (1.8%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (1.2%)
    2,000   AT&T, Inc.                                      4.85          2/15/2014                2,174
    5,852   Bellsouth Corp. (f)                             6.00         10/15/2011                5,995
    5,000   Qwest Communications International, Inc.        7.50          2/15/2014                5,113
    4,880   Qwest Corp.                                     8.88          3/15/2012                5,197
    1,000   Verizon Communications, Inc.                    5.25          4/15/2013                1,079
    6,000   Windstream Corp.                                8.13          8/01/2013                6,615
                                                                                              ----------
                                                                                                  26,173
                                                                                              ----------
            WIRELESS TELECOMMUNICATION SERVICES (0.6%)
    2,000   ALLTEL Corp.                                    7.00          7/01/2012                2,140
    3,000   Nextel Communications, Inc.                     6.88         10/31/2013                3,045
    5,000   Verizon Wireless Capital                        3.75          5/20/2011                5,007
    1,000   Verizon Wireless Capital                        7.38         11/15/2013                1,144
                                                                                              ----------
                                                                                                  11,336
                                                                                              ----------
            Total Telecommunication Services                                                      37,509
                                                                                              ----------
            UTILITIES (4.5%)
            ----------------
            ELECTRIC UTILITIES (3.0%)
    3,000   Appalachian Power Co.                           3.40          5/24/2015                3,085
      668   Cedar Brakes II, LLC (a)                        9.88          9/01/2013                  707
    2,000   Cincinnati Gas & Electric Co.                   5.70          9/15/2012                2,131
    5,000   Columbus Southern Power                         0.71 (b)      3/16/2012                5,012
    2,000   Commonwealth Edison Co.                         6.15          3/15/2012                2,095
    2,000   Duke Energy Ohio, Inc.                          2.10          6/15/2013                2,046
    4,000   Entergy Texas, Inc.                             3.60          6/01/2015                4,098
    2,000   FPL Group Capital, Inc.                         5.63          9/01/2011                2,033
    3,000   FPL Group Capital, Inc.                         0.71 (b)     11/09/2012                3,009
    2,000   FPL Group Capital, Inc.                         2.55         11/15/2013                2,045
    5,000   Georgia Power Co.                               0.58 (b)      3/15/2013                5,015
    2,000   Great Plains Energy, Inc.                       2.75          8/15/2013                2,040
    2,000   ITC Holdings Corp. (a)                          5.25          7/15/2013                2,071
    4,825   Nevada Power Co.                                6.50          4/15/2012                5,086
    1,000   Northeast Utilities                             5.65          6/01/2013                1,080
    2,000   Northern States Power Co.                       8.00          8/28/2012                2,184
      185   Oglethorpe Power Corp.                          6.97          6/30/2011                  185
    2,000   PacifiCorp                                      6.90         11/15/2011                2,069
    2,000   PPL Energy Supply, LLC                          6.40         11/01/2011                2,057
    7,000   Southern Co.                                    0.67 (b)     10/21/2011                7,015
    1,991   Tristate General & Transport Association (a)    6.04          1/31/2018                2,170
    4,000   UtiliCorp Canada Finance Corp.                  7.75          6/15/2011                4,032
    2,000   West Penn Power Co.                             6.63          4/15/2012                2,090
                                                                                              ----------
                                                                                                  63,355
                                                                                              ----------
            GAS UTILITIES (0.3%)
    1,000   Consolidated Natural Gas Co.                    5.00          3/01/2014                1,091
    5,000   Florida Gas Transmission (a)                    4.00          7/15/2015                5,223
                                                                                              ----------
                                                                                                   6,314
                                                                                              ----------
            INDEPENDENT POWER PRODUCERS & ENERGY
               TRADERS (0.3%)
    1,250   Ipalco Enterprises, Inc.                        8.63         11/14/2011                1,294
    1,000   Mirant Americas Generation, Inc.                8.30          5/01/2011                1,000
    4,000   New Development Holdings, LLC (e)               4.50          3/01/2018                4,040
                                                                                              ----------
                                                                                                   6,334
                                                                                              ----------
            MULTI-UTILITIES (0.9%)
    3,605   Black Hills Corp.                               6.50          5/15/2013                3,881

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                         RATE         MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
$   2,000   CenterPoint Energy Houston Electric, LLC        5.70%         3/15/2013           $    2,167
    2,000   CenterPoint Energy Houston Electric, LLC        7.00          3/01/2014                2,295
      633   CMS Energy Corp.                                6.30          2/01/2012                  656
    3,150   CMS Energy Corp.                                1.23 (b)      1/15/2013                3,150
    1,000   Dominion Resources, Inc.                        8.88          1/15/2019                1,288
    1,000   Energy East Corp.                               6.75          6/15/2012                1,060
    2,340   New York State Electric & Gas Corp.             5.50         11/15/2012                2,461
    2,000   PSEG Power, LLC                                 2.50          4/15/2013                2,036
    1,000   Puget Sound Energy, Inc.                        6.75          1/15/2016                1,163
                                                                                              ----------
                                                                                                  20,157
                                                                                              ----------
            Total Utilities                                                                       96,160
                                                                                              ----------
            Total Corporate Obligations (cost: $559,284)                                         579,577
                                                                                              ----------
            EURODOLLAR AND YANKEE OBLIGATIONS (8.2%)

            CONSUMER DISCRETIONARY (0.3%)
            -----------------------------
            HOTELS, RESORTS, & CRUISE LINES (0.3%)
    5,328   Royal Caribbean Cruises Ltd.                    6.88         12/01/2013                5,734
                                                                                              ----------
            CONSUMER STAPLES (0.7%)
            -----------------------
            BREWERS (0.7%)
    2,000   Anheuser-Busch Companies, Inc.                  3.00         10/15/2012                2,060
    2,000   Anheuser-Busch InBev Worldwide, Inc.            7.20          1/15/2014                2,287
   10,000   Miller Brewing Co. (a)                          5.50          8/15/2013               10,897
                                                                                              ----------
                                                                                                  15,244
                                                                                              ----------
            Total Consumer Staples                                                                15,244
                                                                                              ----------
            ENERGY (1.2%)
            -------------
            INTEGRATED OIL & GAS (1.1%)
    5,000   BP Capital Markets plc                          1.55          8/11/2011                5,016
    5,000   BP Capital Markets plc (f)                      3.13          3/10/2012                5,105
    2,000   Husky Energy, Inc.                              5.90          6/15/2014                2,225
    5,000   Shell International Finance                     1.88          3/25/2013                5,115
    5,000   Shell International Finance                     4.00          3/21/2014                5,370
                                                                                              ----------
                                                                                                  22,831
                                                                                              ----------
            OIL & GAS DRILLING (0.0%)
      132   Delek & Avner-Yam Tethys Ltd. (a)               1.40 (b)      8/01/2013                  132
                                                                                              ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.1%)
    2,000   Woodside Finance Ltd. (a)                       8.13          3/01/2014                2,314
                                                                                              ----------
            Total Energy                                                                          25,277
                                                                                              ----------
            FINANCIALS (3.1%)
            -----------------
            DIVERSIFIED BANKS (2.2%)
    5,000   ANZ National International                      6.20          7/19/2013                5,463
    5,000   Bank of Montreal                                2.13          6/28/2013                5,110
    5,000   Bank of Montreal (a)                            2.85          6/09/2015                5,134
    5,000   Bank of Montreal (a)                            2.63          1/25/2016                5,048
    2,000   Barclays Bank plc (a)                           7.38                  -(c)             2,035
    5,000   Canadian Imperial Bank (a)                      2.00          2/04/2013                5,102
    5,000   Canadian Imperial Bank                          1.45          9/13/2013                5,017
    5,000   Commonwealth Bank of Australia (a)              0.61 (b)     11/04/2011                5,008
    2,000   Den Norske Bank ASA (a)                         7.73                  -(c)             2,016
    2,000   Royal Bank of Canada                            2.63         12/15/2015                2,013
    2,000   Standard Chartered plc (a)                      3.85          4/27/2015                2,082
    3,000   Westpac Banking Corp.                           2.10          8/02/2013                3,045
                                                                                              ----------
                                                                                                  47,073
                                                                                              ----------

================================================================================

7 |  USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                         RATE         MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
            DIVERSIFIED CAPITAL MARKETS (0.1%)
$   1,500   UBS Preferred Funding Trust II                  7.25%                 -(c)        $    1,507
                                                                                              ----------
            INVESTMENT BANKING & BROKERAGE (0.1%)
    2,000   Credit Suisse Group, AG                         5.50          5/01/2014                2,215
                                                                                              ----------
            MULTI-LINE INSURANCE (0.0%)
      584   ZFS Finance USA Trust IV (a)                    5.88          5/09/2032                  584
                                                                                              ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
    2,000   ING Capital Funding Trust III                   3.91 (b)              -(c)             1,939
                                                                                              ----------
            REGIONAL BANKS (0.2%)
    5,000   Vestjysk Bank A/S, (NBGA)(a)                    0.86 (b)      6/17/2013                5,038
                                                                                              ----------
            REITs - RETAIL (0.2%)
    3,000   WEA Finance, LLC (a)                            5.40         10/01/2012                3,167
                                                                                              ----------
            THRIFTS & MORTGAGE FINANCE (0.2%)
    5,000   Stadshypotek AB (a)                             0.86 (b)      9/30/2013                4,998
                                                                                              ----------
            Total Financials                                                                      66,521
                                                                                              ----------
            HEALTH CARE (0.2%)
            ------------------
            HEALTH CARE EQUIPMENT (0.2%)
    2,000   Covidien International Finance S.A.             5.45         10/15/2012                2,131
    3,000   Covidien International Finance S.A.             1.88          6/15/2013                3,050
                                                                                              ----------
                                                                                                   5,181
                                                                                              ----------
            Total Health Care                                                                      5,181
                                                                                              ----------
            INDUSTRIALS (0.5%)
            ------------------
            AEROSPACE & DEFENSE (0.2%)
    1,819   BAE Systems Asset Trust (a)                     6.66          9/15/2013                1,950
    3,000   BAE Systems Holdings, Inc.                      6.40         12/15/2011                3,107
                                                                                              ----------
                                                                                                   5,057
                                                                                              ----------
            DIVERSIFIED SUPPORT SERVICES (0.2%)
    4,300   Brambles USA, Inc. (a)                          3.95          4/01/2015                4,385
                                                                                              ----------
            INDUSTRIAL CONGLOMERATES (0.1%)
    2,000   Siemens Finance (a)                             5.50          2/16/2012                2,077
                                                                                              ----------
            Total Industrials                                                                     11,519
                                                                                              ----------
            MATERIALS (1.9%)
            ----------------
            CONSTRUCTION MATERIALS (0.3%)
    1,306   CRH America, Inc.                               5.63          9/30/2011                1,331
    3,597   CRH America, Inc.                               4.13          1/15/2016                3,675
    2,000   Lafarge S.A. (a)                                5.50          7/09/2015                2,114
                                                                                              ----------
                                                                                                   7,120
                                                                                              ----------
            DIVERSIFIED CHEMICALS (0.2%)
    3,305   Engelhard Corp.                                 4.25          5/15/2013                3,422
                                                                                              ----------
            DIVERSIFIED METALS & MINING (0.6%)
    5,000   Anglo American Capital (a)                      2.15          9/27/2013                5,062
    3,000   Glencore Funding, LLC (a)                       6.00          4/15/2014                3,237
    1,000   Teck Resources Ltd.                             9.75          5/15/2014                1,218
    3,030   Xstrata Finance Canada (a)                      5.50         11/16/2011                3,108
                                                                                              ----------
                                                                                                  12,625
                                                                                              ----------
            FERTILIZERS & AGRICULTURAL
               CHEMICALS (0.2%)
    5,000   Incitec Pivot Finance Ltd. (a)                  4.00         12/07/2015                5,069
                                                                                              ----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                         RATE         MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
            METAL & GLASS CONTAINERS (0.2%)
$   4,280   Rexam PLC (a)                                   6.75%         6/01/2013           $    4,650
                                                                                              ----------
            PAPER PRODUCTS (0.2%)
    4,250   Sappi Papier Holding AG (a)                     6.75          6/15/2012                4,539
                                                                                              ----------
            STEEL (0.2%)
    3,000   Arcelormittal USA, Inc.                         6.50          4/15/2014                3,338
                                                                                              ----------
            Total Materials                                                                       40,763
                                                                                              ----------
            TELECOMMUNICATION SERVICES (0.3%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
    5,000   Telecom Italia Capital                          5.25         11/15/2013                5,329
                                                                                              ----------
            Total Eurodollar and Yankee Obligations
               (cost: $171,656)                                                                  175,568
                                                                                              ----------
            ASSET-BACKED SECURITIES (21.0%)

            FINANCIALS (21.0%)
            ------------------
            ASSET-BACKED FINANCING (21.0%)
    9,522   Access Group, Inc.                              0.53          4/25/2029                9,008
       12   Aerco Ltd. (a)                                  0.74 (b)      7/15/2025                   12
    2,000   AESOP Funding II, LLC (a)                       9.31         10/20/2013                2,185
    4,000   AESOP Funding II, LLC                           5.68          2/20/2014                4,278
    5,000   AESOP Funding II, LLC                           4.64          5/20/2016                5,400
    3,250   AESOP Funding ll, LLC (a),(h)                   2.98         11/20/2013                3,249
    2,000   American Express Credit Account Master Trust    0.54 (b)     12/15/2013                2,000
    2,500   American Express Credit Account Master Trust
               (a),(b)                                      0.49          9/15/2014                2,489
    1,000   AmeriCredit Automobile Receivables Trust        2.21          1/15/2014                1,011
   10,000   AmeriCredit Automobile Receivables Trust        6.96         10/14/2014               10,600
    2,000   AmeriCredit Automobile Receivables Trust        3.72 (b)     11/17/2014                2,071
    1,726   AmeriCredit Automobile Receivables Trust        2.90         12/15/2014                1,777
    3,500   AmeriCredit Automobile Receivables Trust        2.19          2/08/2016                3,527
   10,000   Arkle Master Issuer plc (a)                     1.71          5/17/2060               10,044
    2,516   Aviation Capital Group Trust (INS)(a),(b)       0.91          9/20/2033                2,040
       85   Banc of America Securities Auto Trust           5.51          2/19/2013                   85
    7,000   Bank of America Auto Trust (a)                  5.73          1/20/2013                7,146
    5,000   Bank of America Auto Trust (a)                  3.52          6/15/2016                5,166
    2,500   Bank of America Auto Trust (a)                  3.03         10/15/2016                2,575
    3,000   Bank of America Credit Card Trust               0.51 (b)      6/15/2014                2,986
    1,721   Bank of America Securities Auto Trust (a)       2.13          9/15/2013                1,734
    5,000   Bank One Issuance Trust                         4.77          2/16/2016                5,316
    5,000   Bank One Issuance Trust                         1.02 (b)      2/15/2017                4,971
    2,000   Cabela's Credit Card Master Note Trust (a)      5.26         10/15/2014                2,034
      711   Capital One Auto Finance Trust                  0.25 (b)      5/15/2013                  708
      449   Capital One Auto Finance Trust                  0.25 (b)      4/15/2014                  448
    1,647   Capital One Auto Finance Trust                  5.23          7/15/2014                1,690
    3,000   Capital One Multi-Asset Execution Trust         3.20          4/15/2014                3,011
    6,130   Capital One Multi-Asset Execution Trust         0.52 (b)      6/16/2014                6,118
    6,000   Capital One Multi-Asset Execution Trust         0.54 (b)      7/15/2014                5,985
    6,000   Carmax Auto Owner Trust                         1.74          4/15/2014                6,055
    2,189   CenterPoint Energy Transition Bond Co. III, LLC 4.19          2/01/2020                2,356
    4,093   Centre Point Funding, LLC (a)                   5.43          7/20/2016                4,329
      839   Chase Funding Mortgage Loan                     4.11          8/25/2030                  832
    2,275   Chase Issuance Trust                            2.40          6/17/2013                2,281
    5,000   CIT Equipment Collateral (a)                    2.41          5/15/2013                5,038
    5,500   CIT Equipment Collateral (a)                    3.88          9/16/2013                5,677
      480   CIT Equipment Collateral                        3.07          8/15/2016                  483
    5,000   Citi Financial Auto Issuance Trust (a)          2.59         10/15/2013                5,069
    5,000   Citi Financial Auto Issuance Trust (a)          3.15          8/15/2016                5,148
    1,300   Citibank Credit Card Issuance Trust             6.95          2/18/2014                1,358
    4,000   Citibank Credit Card Issuance Trust             4.40          6/20/2014                4,172

================================================================================

9 |  USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                         RATE         MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
$  11,000   Citibank Credit Card Issuance Trust             6.30%         6/20/2014           $   11,602
      577   CNH Equipment Trust                             5.28         11/15/2012                  580
    8,956   Collegiate Funding Services Education Loan
               Trust                                        0.63 (b)      3/28/2035                7,132
    7,915   CPS Auto Receivables Trust (INS)                6.48          7/15/2013                8,166
   10,000   Credit Acceptance Auto Loan Trust (a)           3.96         11/15/2016               10,129
    2,000   Credit Acceptance Auto Loan Trust               3.63         10/15/2018                2,010
      266   Credit-Based Asset Servicing and Securities     0.36 (b)      3/25/2046                  265
    1,551   Fifth Third Auto Trust                          4.81          1/15/2013                1,572
    2,000   Ford Credit Auto Owner Trust                    1.97 (b)      4/15/2013                2,021
    3,000   Ford Credit Auto Owner Trust                    2.98          8/15/2014                3,102
    4,000   Ford Credit Auto Owner Trust                    1.00         11/15/2014                4,107
    3,000   Ford Credit Auto Owner Trust                    2.38          7/15/2016                3,018
    3,000   GE Capital Credit Card Master Note Trust        2.54          9/15/2014                3,022
    1,000   GE Capital Credit Card Master Note Trust        0.26 (b)      3/15/2015                  998
    5,000   GE Capital Credit Card Master Note Trust        2.21          6/15/2016                5,110
    5,000   GE Capital Credit Card Master Note Trust (a)    5.39         11/15/2017                5,379
   10,000   GE Equipment Midticket, LLC (a)                 0.94          7/14/2014               10,010
    2,000   GE Equipment Midticket, LLC                     1.47          7/14/2016                2,000
    5,000   GE Equipment Midticket, LLC                     3.13         11/16/2020                5,164
    4,108   GE Equipment Small Ticket, LLC (a)              1.92          7/15/2016                4,125
    5,000   GE Equipment Small Ticket, LLC (a)              1.60          1/21/2018                5,019
    5,000   Hertz Vehicle Financing, LLC (a)                4.26          3/25/2014                5,254
    5,000   Hertz Vehicle Financing, LLC (a)                4.94          3/25/2016                5,121
   10,000   Holmes Master Issuer plc (a)                    1.70 (b)     10/15/2054               10,044
   10,000   Honda Auto Receivables Owner Trust              1.34          3/18/2014               10,078
    3,000   Honda Auto Receivables Owner Trust              4.43          7/15/2015                3,132
    1,279   Huntington Auto Trust                           3.94          6/17/2013                1,294
    3,000   Huntington Auto Trust (a)                       5.73          1/15/2014                3,139
    3,783   Hyundai Auto Receivables Trust                  2.03          8/15/2013                3,815
    2,000   Hyundai Auto Receivables Trust                  5.48         11/17/2014                2,107
    5,000   Iowa Student Loan Liquidity Corp.               0.66          9/25/2037                3,570
    3,927   John Deere Owner Trust                          1.57         10/15/2013                3,947
    5,000   John Deere Owner Trust                          3.96          5/16/2016                5,175
    9,725   MBNA Master Credit Card Note Trust              6.80          7/15/2014               10,149
    6,903   MMAF Equipment Finance, LLC (a)                 2.37         11/15/2013                6,965
    3,000   MMAF Equipment Finance, LLC (a)                 3.51          1/15/2030                3,133
    2,856   Nissan Auto Receivables Owner Trust             4.28          6/16/2014                2,906
    5,000   Nissan Auto Receivables Owner Trust             5.05         11/17/2014                5,175
    4,030   Prestige Auto Receivables Trust "A" (a)         5.67          4/15/2017                4,224
    5,000   Prestige Auto Receivables Trust "B"             2.87          7/16/2018                5,006
   10,500   Rental Car Finance Corp. (a)                    0.35          7/25/2013               10,210
    5,000   Santander Drive Auto Receivable Trust           1.84         11/17/2014                5,060
    3,814   Santander Drive Auto Receivable Trust (a)       1.48          5/15/2017                3,818
   12,500   Santander Drive Auto Receivable Trust           2.43          5/15/2017               12,698
   10,309   SLC Student Loan Trust                          0.40 (b)      1/15/2019               10,069
    5,577   SLC Student Loan Trust                          0.58 (b)      7/15/2036                4,553
    2,500   SLM Student Loan Trust                          0.67 (b)     12/15/2023                2,241
    6,278   SLM Student Loan Trust                          0.65 (b)      1/27/2025                5,458
    1,250   SLM Student Loan Trust                          0.47 (b)     10/27/2025                1,018
    1,686   SLM Student Loan Trust                          0.82 (b)     10/25/2038                1,380
   14,000   Toyota Auto Receivables Owner Trust             1.86          5/16/2016               14,248
    3,000   Volkswagen Auto Loan Enhanced Trust             6.24          7/20/2015                3,179
    5,000   Volvo Financial Equipment, LLC (a)              1.56          6/17/2013                5,023
    5,135   Volvo Financial Equipment, LLC (a)              2.99          5/15/2017                5,198
      152   Wachovia Auto Owner Trust                       4.81          9/20/2012                  153
      539   Wachovia Auto Owner Trust                       5.49          4/22/2013                  542
    5,000   Wachovia Auto Owner Trust                       5.35          3/20/2014                5,185
    3,302   Wachovia Auto Owner Trust                       5.80          1/20/2015                3,334
    2,074   Washington Mutual Asset-Backed Certificates     0.30          5/25/2047                2,037
   10,000   World Omni Auto Receivables Trust               1.91          4/15/2016               10,044
                                                                                              ----------
                                                                                                 446,675
                                                                                              ----------
            Total Financials                                                                     446,675
                                                                                              ----------
            Total Asset-Backed Securities (cost: $436,304)                                       446,675
                                                                                              ----------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                         RATE         MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
            COMMERCIAL MORTGAGE SECURITIES (23.2%)

            FINANCIALS (23.2%)
            ------------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (23.1%)
$   1,064   Banc of America Commercial Mortgage, Inc.       6.33%         5/11/2035           $    1,070
    2,000   Banc of America Commercial Mortgage, Inc.       4.65          9/11/2036                2,089
      930   Banc of America Commercial Mortgage, Inc.       4.05         11/10/2038                  936
    2,370   Banc of America Commercial Mortgage, Inc.       5.41          6/10/2039                2,550
    4,548   Banc of America Commercial Mortgage, Inc.       4.56         11/10/2041                4,573
    1,000   Banc of America Commercial Mortgage, Inc.       4.94         11/10/2041                1,045
    3,418   Banc of America Commercial Mortgage, Inc.       4.50          7/10/2042                3,434
    5,100   Banc of America Commercial Mortgage, Inc.       4.99         11/10/2042                5,347
    2,507   Banc of America Commercial Mortgage, Inc.       4.16         12/10/2042                2,517
    2,960   Banc of America Commercial Mortgage, Inc.       4.51         12/10/2042                3,030
    2,818   Banc of America Commercial Mortgage, Inc.       4.50          7/10/2043                2,835
    1,000   Banc of America Commercial Mortgage, Inc.       4.62          7/10/2043                1,017
    7,489   Banc of America Commercial Mortgage, Inc.       4.78          7/10/2043                7,718
    2,225   Banc of America Commercial Mortgage, Inc.       5.09          7/10/2043                2,286
      152   Banc of America Commercial Mortgage, Inc.       4.76          7/10/2045                  153
    3,300   Banc of America Commercial Mortgage, Inc.       4.93          7/10/2045                3,549
    3,000   Banc of America Commercial Mortgage, Inc.       5.33          7/10/2045                3,124
    5,000   Banc of America Commercial Mortgage, Inc.       5.12         10/10/2045                5,427
    1,708   Banc of America Commercial Mortgage, Inc.       5.52          7/10/2046                1,719
      141   Banc of America Commercial Mortgage, Inc.       5.17          9/10/2047                  141
    4,935   Banc of America Commercial Mortgage, Inc.       5.18          9/10/2047                5,374
    5,977   Banc of America Commercial Mortgage, Inc.       5.32          9/10/2047                6,087
    3,000   Banc of America Commercial Mortgage, Inc.       6.02          2/10/2051                3,135
      546   Bear Stearns Commercial Mortgage Securities,
               Inc.                                         5.04         12/11/2038                  550
    3,389   Bear Stearns Commercial Mortgage Securities,
               Inc.                                         4.24          8/13/2039                3,481
      959   Bear Stearns Commercial Mortgage Securities,
               Inc.                                         4.00          3/13/2040                  977
    2,800   Bear Stearns Commercial Mortgage Securities,
               Inc.                                         5.40         12/11/2040                2,866
    4,410   Bear Stearns Commercial Mortgage Securities,
               Inc.                                         4.95          2/11/2041                4,486
    3,312   Citigroup Commercial Mortgage Trust             5.25          4/15/2040                3,451
    1,137   Citigroup Commercial Mortgage Trust             4.38         10/15/2041                1,145
    4,137   Citigroup Commercial Mortgage Trust             5.38         10/15/2049                4,222
    7,482   Citigroup Commercial Mortgage Trust (a)         4.52          9/20/2051                7,733
    4,074   Citigroup Deutsche Bank Commercial Mortgage
               Trust                                        5.27          7/15/2044                4,192
    4,137   Citigroup Deutsche Bank Commerical Mortgage
               Trust                                        5.22          7/15/2044                4,412
      118   Commercial Mortgage Asset Trust                 6.64          1/17/2032                  119
    1,000   Commercial Mortgage Asset Trust                 7.64         11/17/2032                  998
      768   Commercial Mortgage Asset Trust                 4.63          5/10/2043                  773
    5,000   Commercial Mortgage Asset Trust                 4.98          5/10/2043                5,344
    1,880   Commercial Mortgage Trust                       4.58         10/15/2037                1,893
    3,000   Commercial Mortgage Trust                       5.12          6/10/2044                3,238
    3,000   Credit Suisse Commercial Mortgage Trust         6.02          6/15/2038                3,328
    5,422   Credit Suisse First Boston Mortgage Securities
               Corp.                                        5.42          5/15/2036                5,853
    4,000   Credit Suisse First Boston Mortgage Securities
               Corp.                                        5.11          7/15/2036                4,317
    9,451   Credit Suisse First Boston Mortgage Securities
               Corp.                                        4.69          4/15/2037                9,698
    3,170   Credit Suisse First Boston Mortgage Securities
               Corp.                                        4.51          7/15/2037                3,187
    1,131   Credit Suisse First Boston Mortgage Securities
               Corp.                                        4.18         11/15/2037                1,133

================================================================================

11 |  USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                                    MARKET
AMOUNT                                                               COUPON                                   VALUE
(000)       SECURITY                                                   RATE           MATURITY                (000)
-------------------------------------------------------------------------------------------------------------------
$   8,320   Credit Suisse First Boston Mortgage
               Securities Corp.                                        5.10%         8/15/2038          $     8,991
    4,090   Credit Suisse First Boston Mortgage
               Securities Corp.                                        5.12          8/15/2038                4,208
    2,231   Credit Suisse First Boston Mortgage
               Securities Corp.                                        5.21         12/15/2040                2,301
    1,053   Deutsche Mortgage & Asset Receiving Corp.                  7.50          6/15/2031                1,113
    2,491   First Union National Bank Commercial
               Mortgage Trust                                          6.22         12/12/2033                2,527
    1,154   GE Capital Commercial Mortgage Corp.                       4.87          7/10/2039                1,171
    6,585   GE Capital Commercial Mortgage Corp.                       5.33         11/10/2045                6,761
    1,294   GE Commercial Mortgage Corp.                               5.31         11/10/2045                1,297
    2,651   GE Commercial Mortgage Corp.                               4.35          6/10/2048                2,687
    2,037   GMAC Commercial Mortgage Securities, Inc.                  7.28          9/15/2033                2,012
    2,000   GMAC Commercial Mortgage Securities, Inc.                  6.50          5/15/2035                2,075
      532   GMAC Commercial Mortgage Securities, Inc.                  4.65          4/10/2040                  547
    8,875   GMAC Commercial Mortgage Securities, Inc.                  5.02          4/10/2040                9,411
    3,740   GMAC Commercial Mortgage Securities, Inc.                  4.55         12/10/2041                3,791
    2,000   GMAC Commercial Mortgage Securities, Inc.                  4.75          5/10/2043                2,076
    3,000   Greenwich Capital Commercial Funding Corp.                 5.03          1/05/2036                3,155
    6,650   Greenwich Capital Commercial Funding Corp.                 5.32          6/10/2036                7,195
    3,720   Greenwich Capital Commercial Funding Corp.                 5.12          4/10/2037                3,758
    3,580   Greenwich Capital Commercial Funding Corp.                 4.31          8/10/2042                3,592
    2,160   Greenwich Capital Commercial Funding Corp.                 4.80          8/10/2042                2,290
      392   GS Mortgage Securities Corp. II (a)                        6.04          8/15/2018                  395
    3,570   GS Mortgage Securities Corp. II                            5.55          4/10/2038                3,856
    3,571   GS Mortgage Securities Corp. II                            4.96          8/10/2038                3,730
    2,763   GS Mortgage Securities Corp. II (a)                        4.48          7/10/2039                2,768
    4,100   GS Mortgage Securities Corp. II                            4.61          7/10/2039                4,199
    2,004   GS Mortgage Securities Corp. II                            4.30          1/10/2040                2,037
    3,765   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                        4.90          1/12/2037                3,971
    4,593   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                        5.20          8/12/2037                4,721
    2,489   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                        4.82          9/12/2037                2,525
    2,400   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                        4.40          1/12/2039                2,525
    2,690   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                        4.68          7/15/2042                2,782
    2,846   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                        4.70          7/15/2042                2,920
    3,457   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                        4.87         10/15/2042                3,468
    2,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                        5.00         10/15/2042                2,076
    9,556   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                        5.25          1/12/2043                9,592
    2,130   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                        5.46          1/12/2043                2,285
    1,894   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                        5.49          4/15/2043                1,993
    6,371   J.P. Morgan Chase Commercial Mortgage
               Securities Corp. (f)                                    5.79          6/12/2043                6,762
    2,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                        5.81          6/12/2043                2,211
      960   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                        5.20         12/15/2044                  982
    2,725   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                        5.37         12/15/2044                2,874
    1,876   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                        5.88          4/15/2045                1,991
    3,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                        5.52          5/12/2045                3,154

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                                    MARKET
AMOUNT                                                               COUPON                                   VALUE
(000)       SECURITY                                                   RATE           MATURITY                (000)
-------------------------------------------------------------------------------------------------------------------
$   3,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                        5.37%         5/15/2045          $     3,138
    3,990   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                        4.63          3/15/2046                4,051
    1,725   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                        4.87          3/15/2046                1,788
    4,739   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                        5.63          2/12/2051                4,918
      473   LB-UBS Commercial Mortgage Trust                           4.56          9/15/2026                  479
    2,270   LB-UBS Commercial Mortgage Trust                           4.56          9/15/2027                2,291
    1,000   LB-UBS Commercial Mortgage Trust                           3.97          3/15/2029                1,029
    4,782   LB-UBS Commercial Mortgage Trust                           5.25          6/15/2029                4,985
    2,821   LB-UBS Commercial Mortgage Trust                           4.58          8/15/2029                2,835
    3,905   LB-UBS Commercial Mortgage Trust                           4.63         10/15/2029                4,101
    5,029   LB-UBS Commercial Mortgage Trust                           4.51         12/15/2029                5,075
      344   LB-UBS Commercial Mortgage Trust                           4.82          4/15/2030                  346
    2,000   LB-UBS Commercial Mortgage Trust                           5.00          4/15/2030                2,051
    4,940   LB-UBS Commercial Mortgage Trust                           4.65          7/15/2030                5,034
    5,830   LB-UBS Commercial Mortgage Trust                           4.95          9/15/2030                6,202
    3,186   LB-UBS Commercial Mortgage Trust                           5.10         11/15/2030                3,360
    5,844   LB-UBS Commercial Mortgage Trust                           5.16          2/15/2031                6,309
    2,922   LB-UBS Commercial Mortgage Trust                           5.87          6/15/2032                2,927
    5,000   LB-UBS Commercial Mortgage Trust                           4.69          7/15/2032                5,287
    3,718   LB-UBS Commercial Mortgage Trust                           4.37          3/15/2036                3,907
   14,347   Merrill Lynch Mortgage Trust                               4.96          7/12/2038               14,613
    2,000   Merrill Lynch Mortgage Trust                               5.14          7/12/2038                2,024
    4,102   Merrill Lynch Mortgage Trust                               5.61          5/12/2039                4,215
    2,488   Merrill Lynch Mortgage Trust                               4.17          8/12/2039                2,506
    3,716   Merrill Lynch Mortgage Trust                               4.86          8/12/2039                3,933
    1,215   Merrill Lynch Mortgage Trust                               4.81          9/12/2042                1,212
    1,947   Merrill Lynch Mortgage Trust                               4.56          6/12/2043                1,993
    3,898   Merrill Lynch Mortgage Trust                               4.67          6/12/2043                4,105
    3,000   Merrill Lynch-Countrywide Commercial
               Mortgage Trust                                          5.38          7/12/2046                3,150
    3,000   Morgan Stanley Capital I, Inc.                             5.54          6/15/2038                3,242
    5,310   Morgan Stanley Capital I, Inc.                             4.90          6/15/2040                5,386
    5,000   Morgan Stanley Capital I, Inc.                             4.97         12/15/2041                5,305
    2,477   Morgan Stanley Capital I, Inc.                             5.72         10/15/2042                2,583
    3,637   Morgan Stanley Capital I, Inc.                             5.28         12/15/2043                3,678
    7,280   Morgan Stanley Capital I, Inc.                             5.62          7/12/2044                7,372
    4,846   Morgan Stanley Capital I, Inc. (a)                         2.60          9/15/2047                4,927
    1,540   Morgan Stanley Dean Witter Capital I, Inc.                 7.49          1/23/2015                1,595
    1,810   Morgan Stanley Dean Witter Capital I, Inc.                 6.51          4/15/2034                1,856
    6,220   Morgan Stanley Dean Witter Capital I, Inc.                 5.98          1/15/2039                6,465
      460   Morgan Stanley Dean Witter Capital I, Inc. (a)             5.13          5/24/2043                  462
    2,000   Morgan Stanley Dean Witter Capital I, Inc.                 4.54          7/15/2056                2,059
    2,000   Prudential Securities Secured Financing Corp.              6.76          6/16/2031                2,003
    1,495   Salomon Brothers Mortgage Securities VII, Inc.             4.47          3/18/2036                1,524
    1,880   Structured Asset Securities Corp.                          7.15         10/12/2034                1,912
    6,022   Wachovia Bank Commercial Mortgage Trust (a)                4.24         10/15/2035                6,069
    2,000   Wachovia Bank Commercial Mortgage Trust                    5.08         11/15/2035                2,071
    3,832   Wachovia Bank Commercial Mortgage Trust                    5.00          7/15/2041                3,839
    1,980   Wachovia Bank Commercial Mortgage Trust                    4.78          3/15/2042                1,992
      700   Wachovia Bank Commercial Mortgage Trust                    4.94          4/15/2042                  752
    5,000   Wachovia Bank Commercial Mortgage Trust                    5.12          7/15/2042                5,429
      475   Wachovia Bank Commercial Mortgage Trust                    5.68          5/15/2043                  476
    1,819   Wachovia Bank Commercial Mortgage Trust                    5.16         10/15/2044                1,878
    3,120   Wachovia Bank Commercial Mortgage Trust                    5.21         10/15/2044                3,406
    3,000   Wachovia Bank Commercial Mortgage Trust                    5.46         12/15/2044                3,106
    2,853   Wachovia Bank Commercial Mortgage Trust                    5.94          6/15/2045                2,949
    4,444   Wachovia Bank Commercial Mortgage Trust                    5.62          7/15/2045                4,521
    6,933   Wachovia Bank Commercial Mortgage Trust                    5.50         10/15/2048                6,998
                                                                                                        -----------
                                                                                                            493,046
                                                                                                        -----------

================================================================================

13 |  USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                                    MARKET
AMOUNT                                                               COUPON                                   VALUE
(000)       SECURITY                                                   RATE           MATURITY                (000)
-------------------------------------------------------------------------------------------------------------------
            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.1%)
$  26,706   J.P. Morgan Chase Commercial Mortgage
               Securities Corp., acquired 8/05/2009;
               cost $347(a),(i)                                        0.86%         1/12/2037          $       120
  109,567   LB-UBS Commercial Mortgage Trust, acquired
               7/10/2009; cost $1,421(a),(i)                           0.90         10/15/2036                  586
   44,312   Morgan Stanley Capital I, Inc., acquired
               5/09/2008; cost $1,051(a),(i)                           1.02          4/15/2038                  293
   44,167   Morgan Stanley Capital I, Inc., acquired
               5/09/2008; cost $1,163(a),(i)                           1.42          1/13/2041                  483
                                                                                                        -----------
                                                                                                              1,482
                                                                                                        -----------
            Total Financials                                                                                494,528
                                                                                                        -----------
            Total Commercial Mortgage Securities (cost: $484,174)                                           494,528
                                                                                                        -----------
            U.S. GOVERNMENT AGENCY ISSUES (10.6%)(d)

            COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)
    1,540   Freddie Mac (+)                                            4.50          1/15/2029                1,581
                                                                                                        -----------
            MORTGAGE-BACKED PASS-THROUGH SECURITIES (3.0%)
    4,091   Fannie Mae (+)                                             4.50          5/01/2023                4,326
    2,151   Fannie Mae (+)                                             4.50          2/01/2024                2,273
    1,488   Fannie Mae (+)                                             5.00         12/01/2021                1,596
    3,580   Fannie Mae (+)                                             5.00          6/01/2023                3,825
    1,828   Fannie Mae (+)                                             5.00          9/01/2023                1,954
    7,140   Fannie Mae (+)                                             5.00          2/01/2024                7,629
    1,918   Fannie Mae (+)                                             5.50         12/01/2020                2,089
    2,189   Fannie Mae (+)                                             5.50          2/01/2023                2,376
    6,064   Fannie Mae (+)                                             5.50          6/01/2023                6,582
    2,407   Fannie Mae (+)                                             5.50          9/01/2023                2,612
    5,418   Fannie Mae (+)                                             5.50          6/01/2024                5,880
    3,147   Fannie Mae (+)                                             6.00         10/01/2022                3,441
    2,448   Fannie Mae (+)                                             6.00          1/01/2023                2,677
    4,391   Fannie Mae (+)                                             6.00          1/01/2023                4,801
    2,778   Fannie Mae (+)                                             6.00          7/01/2023                3,033
    2,422   Freddie Mac (+)                                            2.44 (b)      4/01/2035                2,545
    1,683   Freddie Mac (+)                                            5.00          5/01/2020                1,810
    1,255   Freddie Mac (+)                                            5.00          9/01/2020                1,351
      679   Freddie Mac (+)                                            5.50         11/01/2018                  739
    2,106   Freddie Mac (+)                                            5.50          4/01/2021                2,301
                                                                                                        -----------
                                                                                                             63,840
                                                                                                        -----------
            OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (7.5%)(L)
    2,000   Bank of America Corp. (INS)                                3.13          6/15/2012                2,063
   15,000   Citibank, N.A.                                             1.75         12/28/2012               15,307
   10,000   Citibank, N.A. (INS)                                       1.25         11/15/2011               10,057
   20,000   Citigroup Funding, Inc. (INS)                              1.88         11/15/2012               20,426
    5,000   Citigroup Funding, Inc. (INS)                              1.88         10/22/2012                5,102
   10,000   Citigroup Funding, Inc.                                    2.00          3/30/2012               10,163
    3,000   Citigroup, Inc. (INS)                                      0.34 (b)      5/07/2012                3,004
    3,000   Citigroup, Inc. (INS)                                      1.38          5/05/2011                3,000
   10,000   Citigroup, Inc. (INS)                                      2.13          4/30/2012               10,182
    4,000   Fannie Mae (+)                                             1.88          4/20/2012                4,061
   13,000   General Electric Capital Corp.                             2.13         12/21/2012               13,344
   17,000   General Electric Capital Corp.                             2.25          3/12/2012               17,292
   10,000   GMAC, Inc. (INS)                                           1.75         10/30/2012               10,199
   10,000   GMAC, LLC (INS)                                            2.20         12/19/2012               10,279
    1,000   MetLife, Inc., (INS)                                       0.63 (b)      6/29/2012                1,005
    5,000   PNC Funding Corp. (INS)                                    0.59 (b)      6/22/2011                5,003
    2,000   PNC Funding Corp. (INS)                                    0.50 (b)      4/01/2012                2,006
    2,000   Sovereign Bank (INS)                                       2.75          1/17/2012                2,037

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

PRINCIPAL                                                                                                    MARKET
AMOUNT                                                               COUPON                                   VALUE
(000)       SECURITY                                                   RATE           MATURITY                (000)
-------------------------------------------------------------------------------------------------------------------
$  15,000   Western Corp. Federal Credit Union (INS)                   1.75%        11/02/2012          $    15,290
                                                                                                        -----------
            Total Other U.S. Government Guaranteed Securities                                               159,820
                                                                                                        -----------
            Total U.S. Government Agency Issues (cost: $219,176)                                            225,241
                                                                                                        -----------
            MUNICIPAL BONDS (8.0%)

            AIRPORT/PORT (1.0%)
    5,000   Chicago Midway Airport                                     3.53          1/01/2041(j)             5,020
      775   Cleveland (INS)                                            5.24          1/01/2017                  790
    2,745   College Park Georgia (INS)                                 5.66          1/01/2012                2,803
    5,855   College Park Georgia (INS)                                 5.73          1/01/2014                6,217
    3,500   Greater Orlando Aviation Auth.                             4.50         10/01/2013                3,726
    1,750   Port of Seattle                                            2.25         12/01/2014                1,785
                                                                                                        -----------
                                                                                                             20,341
                                                                                                        -----------
            APPROPRIATED DEBT (0.4%)
    4,000   Miami-Dade County                                          5.00          5/01/2031(j)             4,267
    1,000   Pennsylvania Commonwealth Finance Auth.                    3.38          6/01/2013                1,024
    2,000   Pennsylvania Commonwealth Finance Auth.                    4.18          6/01/2015                2,061
      475   Reeves County (INS)                                        5.75          3/01/2012                  475
                                                                                                        -----------
                                                                                                              7,827
                                                                                                        -----------
            BUILDINGS (0.1%)
    3,000   Rhode Island EDC                                           3.78          5/15/2012                3,065
                                                                                                        -----------
            COMMUNITY SERVICE (0.1%)
    1,500   American National Red Cross                                5.36         11/15/2011                1,509
                                                                                                        -----------
            EDUCATION (0.7%)
    3,000   George Washington Univ.                                    3.29          9/15/2014                3,030
    5,000   New Jersey EDA                                             1.31 (b)      6/15/2013                4,984
    5,000   New Jersey EDA                                             3.17          9/01/2014                5,004
    2,000   New York Institute of Technology                           3.68          3/01/2012                2,008
                                                                                                        -----------
            Total Education                                                                                  15,026
                                                                                                        -----------
            ELECTRIC UTILITIES (1.7%)
    2,000   Air Quality Dev. Auth.                                     4.75          8/01/2029(j)             2,065
    2,000   American Municipal Power, Inc.                             3.62          2/15/2013                2,027
    3,000   American Municipal Power, Inc.                             3.82          2/15/2014                3,048
    1,000   Appling County Dev. Auth.                                  2.50          1/01/2038(j)             1,004
    5,000   Beaver County IDA                                          4.75          8/01/2033(j)             5,162
    3,000   Coconino County                                            3.63 (b)     10/01/2029(j)             3,020
    3,000   Economic Dev. Financing Auth.                              3.00         12/01/2038(j)             2,987
    4,000   Farmington Pollution Control                               2.88          9/01/2024(j)             4,040
    2,000   Maricopa County                                            5.50          5/01/2029(j)             2,055
      820   Mississippi Dev. Bank (INS)                                5.24          7/01/2011                  825
    1,500   Missouri Environmental Improvement and
               Energy Resources Auth.                                  4.90          5/01/2038(j)             1,564
    2,800   Ohio Water Dev. Auth.                                      2.75 (b)      6/01/2033(j)             2,807
    3,000   Water Dev. Auth.                                           3.38 (b)      7/01/2033(j)             2,973
    2,000   West Virginia EDA                                          2.00          1/01/2041(j)             2,007
                                                                                                        -----------
                                                                                                             35,584
                                                                                                        -----------
            ELECTRIC/GAS UTILITIES (0.2%)
    1,750   Energy Northwest                                           5.23          7/01/2011                1,764
      476   Pedernales Electric Cooperative, Inc. (INS)(a)             4.09         11/15/2012                  478
    3,000   Piedmont Municipal Power Agency                            4.34          1/01/2017                2,939
                                                                                                        -----------
                                                                                                              5,181
                                                                                                        -----------

================================================================================

15 |  USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                                    MARKET
AMOUNT                                                               COUPON                                   VALUE
(000)       SECURITY                                                   RATE           MATURITY                (000)
-------------------------------------------------------------------------------------------------------------------
            ENVIRONMENTAL & FACILITIES SERVICES (1.0%)
$  10,000   California Pollution Control Financing Auth.               1.88% (b)     8/01/2023(j)       $    10,002
    2,000   Gloucester County                                          3.38 (b)     12/01/2029(j)             2,036
    3,000   Indiana State Finance Auth. "A"                            1.85 (b)      5/01/2034(j)             3,000
    4,000   South Carolina Jobs Economic Dev. Auth.                    3.30         11/01/2016(j)             3,981
    1,500   Yavapai County IDA                                         1.65 (b)      4/01/2029(j)             1,500
                                                                                                        -----------
                                                                                                             20,519
                                                                                                        -----------
            GENERAL OBLIGATION (0.7%)
    1,000   Andrews County                                             2.64          8/15/2013                1,000
    1,050   Andrews County                                             3.08          8/15/2014                1,051
    2,000   California                                                 5.65          4/01/2039(j)             2,121
    2,430   Chippewa Valley Schools                                    3.65          5/01/2015                2,452
    5,000   Merrimack County                                           2.30         12/30/2011                5,027
    4,000   Newark                                                     3.70 (b)      2/08/2012                4,020
                                                                                                        -----------
                                                                                                             15,671
                                                                                                        -----------
            HOTELS, RESORTS, & CRUISE LINES (0.2%)
    4,000   Long Beach                                                 3.75         11/01/2015                3,961
                                                                                                        -----------
            MISCELLANEOUS (0.2%)
    5,000   Statewide Communities Dev. Auth.                           5.00          6/15/2013                5,349
                                                                                                        -----------
            MULTI-UTILITIES (0.0%)
    1,000   Louisville/Jefferson County                                1.90 (b)     10/01/2033(j)             1,004
                                                                                                        -----------
            MULTIFAMILY HOUSING (0.2%)
    4,615   Michigan State Housing Dev. Auth.                          3.30          4/01/2015                4,548
                                                                                                        -----------
            MUNICIPAL FINANCE (0.1%)
    3,000   Kentucky Asset                                             3.17          4/01/2018                2,962
                                                                                                        -----------
            NURSING/CCRC (0.1%)
    1,635   Waco Health Facilities Dev. Corp. (INS)                    5.27          2/01/2016                1,710
                                                                                                        -----------
            SALES TAX (0.2%)
    5,000   Louisiana                                                  3.00 (b)      5/01/2043(j)             4,979
                                                                                                        -----------
            SPECIAL ASSESSMENT/TAX/FEE (0.6%)
      625   City and County of San Francisco
               Redevelopment Financing Auth. (INS)                     5.62          8/01/2016                  633
      500   Metropolitan Nashville Airport Auth. (INS)                 2.25          7/01/2012                  501
      500   Metropolitan Nashville Airport Auth. (INS)                 3.73          7/01/2014                  509
    5,705   New York City Transitional Finance Auth.                   3.06          5/01/2015                5,806
    1,000   New York State Housing Finance Agency                      5.19          9/15/2011                1,018
    3,500   Regional Transitional Auth.                                2.84          7/01/2012                3,556
                                                                                                        -----------
                                                                                                             12,023
                                                                                                        -----------
            TOLL ROADS (0.5%)
   10,000   North Texas Tollway Auth.                                  2.44          9/01/2013               10,125
                                                                                                        -----------
            Total Municipal Bonds (cost: $169,845)                                                          171,384
                                                                                                        -----------

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

PRINCIPAL                                                                                                    MARKET
AMOUNT                                                               COUPON                                   VALUE
(000)       SECURITY                                                   RATE           MATURITY                (000)
-------------------------------------------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (1.6%)

            VARIABLE-RATE DEMAND NOTES (0.1%)

            UTILITIES (0.1%)
            ----------------
            MULTI-UTILITIES (0.1%)
$    3,300  Sempra Energy  (a)                                         0.52%        11/01/2014          $     3,300
                                                                                                        -----------

NUMBER
OF SHARES
-------------------------------------------------------------------------------------------------------------------
            MONEY MARKET FUNDS (1.5%)
31,092,246  State Street Institutional Liquid Reserve Fund, 0.11%  (k)                                       31,092
                                                                                                        -----------
            Total Money Market Instruments (cost: $34,392)                                                   34,392
                                                                                                        -----------

            TOTAL INVESTMENTS (COST: $2,074,831)                                                        $ 2,127,365
                                                                                                        ===========

($ IN 000s)                                              VALUATION HIERARCHY
                                                         -------------------
                                            (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                          QUOTED PRICES        OTHER         SIGNIFICANT
                                            IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                             MARKETS        OBSERVABLE         INPUTS
                                          FOR IDENTICAL       INPUTS
ASSETS                                       ASSETS                                                TOTAL
--------------------------------------------------------------------------------------------------------
  CORPORATE OBLIGATIONS                   $          --     $   579,577     $         --     $   579,577
  EURODOLLAR AND YANKEE OBLIGATIONS                  --         175,568               --         175,568
  ASSET-BACKED SECURITIES                            --         446,675               --         446,675
  COMMERCIAL MORTGAGE SECURITIES                     --         494,528               --         494,528
  U.S. GOVERNMENT AGENCY ISSUES                      --         225,241               --         225,241
  MUNICIPAL BONDS                                    --         171,384               --         171,384
MONEY MARKET INSTRUMENTS:
  VARIABLE-RATE DEMAND NOTES                         --           3,300               --           3,300
  MONEY MARKET FUNDS                             31,092              --               --          31,092
--------------------------------------------------------------------------------------------------------
Total                                     $      31,092     $ 2,096,273     $         --     $ 2,127,365
--------------------------------------------------------------------------------------------------------

For the period of August 1, 2010, through April 30, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

17 |  USAA Short-Term Bond Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Short-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has three classes of shares: Short-Term Bond Fund Shares (Fund Shares), Short-Term Bond Fund Institutional Shares (Institutional Shares), and effective August 1, 2010, Short-Term Bond Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Investments in open-end investment companies, hedge, or other funds, other than exchange-traded funds, are valued at their net asset value (NAV) at the end of each business day.

================================================================================

                                         Notes to Portfolio of Investments |  18

================================================================================

3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

4. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include all bonds, which are valued based on methods discussed in Note A1, and variable-rate demand notes, which are valued at amortized cost.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to

================================================================================

19 |  USAA Short-Term Bond Fund

================================================================================

their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of April 30, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2011, were $54,911,000 and $2,377,000, respectively, resulting in net unrealized appreciation of $52,534,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,130,777,000 at April 30, 2011, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) -- represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

================================================================================

                                         Notes to Portfolio of Investments |  20

================================================================================

VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA      Economic Development Authority
EDC      Economic Development Corp.
IDA      Industrial Development Authority/Agency
REIT     Real estate investment trust

CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)    Principal and interest payments are insured by one of the following:
         ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Municipal Corp., Federal Deposit Insurance Corp., MBIA Insurance Corp., or National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from Denmark Government.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(b) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at April 30, 2011.
(c) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

================================================================================

21 |  USAA Short-Term Bond Fund

================================================================================

(d) U.S. government agency issues -- mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation (FHLMC) and the Federal National Mortgage Association (FNMA), indicated with a "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed FNMA and FHLMC under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to manage their daily operations. In addition, the U.S. Treasury entered into purchase agreements with FNMA and FHLMC to provide capital in exchange for senior preferred stock.
(e) Senior loan (loan) -- is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at April 30, 2011. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. Security deemed liquid by USAA Investment Management Company (the Manager), under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(f) At April 30, 2011, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(g) At April 30, 2011, the aggregate market value of securities purchased on a delayed-delivery basis was $5,007,000.
(h) Security was fair valued at April 30, 2011, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(i) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at April 30, 2011, was $1,482,000, which represented 0.1% of the Fund's net assets.
(j) Put bond -- provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.
(k) Rate represents the money market fund annualized seven-day yield at April 30, 2011.
(l) Other U.S. government guaranteed securities - The FDIC Temporary Liquidity Guarantee Program provides a guarantee of payment of principal and interest on certain newly issued senior unsecured debt through the program's expiration date on December 31, 2012. The guarantee carries the full faith and credit of the U.S. government.

================================================================================

                                         Notes to Portfolio of Investments |  22



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.











                                 SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:      06/29/2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:       06/29/2011
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:       06/29/2011
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.